Intangible Assets, Net - Schedule of Amortization Amount of Intangible Asset (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Schedule of Amortization Amount of Intangible Asset [Abstract]
For the six months ending December 31, 2026	$ 4,443
For the twelve months ending December 31, 2027	8,886
For the twelve months ending December 31, 2028	8,509
For the twelve months ending December 31, 2029	7,534
For the twelve months ending December 31, 2030 and thereafter	13,073
Total	$ 42,445	$ 34,734